UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

Rule 15Ga-1(c)(1) under the Exchange Act (17 CFR 240.15Ga-1(c)(1)) for the initial period	☐

Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period from April 1, 2016 to June 30, 2016	☒

Rule 15Ga-1(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting period	☐

July 28, 2016

(Date of report)

DEXIA REAL ESTATE CAPITAL MARKETS

(Exact name of securitizer as specified in its charter)

N/A	0001541638
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Anthony Mauro, 212-705-0725

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)	☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)	☒

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)	☐

INFORMATION TO BE INCLUDED IN THE REPORT

Item 1.01.                                                       Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

N/A

Item 1.02.                                                       Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)

Item 1.03.                                                       Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

Item 2.                                                                        Exhibits

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

DEXIA REAL ESTATE CAPITAL MARKETS
(Securitizer)

Date: July 28, 2016	By:	/s/ Anthony Mauro
Name: Anthony Mauro
Title: Chief Financial Officer